CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%
Convertible Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%